RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expenses [Line Items]
Share-based compensation	$ 3,724	$ 312	$ 56
Research and development	6,191	3,475	3,041
Less participation of the OCS and BIRD Foundation	(354)	(643)	(148)
Total research and development	5,837	2,832	2,893
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	3,585	2,425	2,178
Share-based compensation	790	104	40
Materials	608	385	307
Subcontractors and consultants	688	294	218
Depreciation	85	72	70
Cost for registration of patent	153	72	118
Others	$ 282	$ 123	$ 110